Rental Income, Net (Tables)	12 Months Ended
Dec. 31, 2022
Rental Income, Net [Abstract]
Schedule of leased assets on a straight-line basis
	2022	2021	2020
Rental income	$388,058	416,692	$325,839
Rental expense	(289,342)	(300,499)	(3,419)
Total rental income, net	$98,716	116,193	$322,420